OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Other Items Of Statement Of Comprehensive Income
Selling expenses

10.1 Selling expenses

	12.31.2021	12.31.2020	12.31.2019
Salaries and social security charges	3	3	5
Benefits to employees	-	-	1
Fees and compensation for services	3	3	2
Compensation agreements	-	1	(1)
Taxes, rates and contributions	11	8	10
Transport	14	9	9
Other	2	2	2
Total selling expenses	33	26	28

Administrative expenses

10.2    Administrative expenses

	12.31.2021	12.31.2020	12.31.2019
Salaries and social security charges	34	34	38
Benefits to employees	5	4	8
Accrual of defined benefit plans	7	7	7
Fees and compensation for services	32	26	29
Compensation agreements	2	-	-
Directors' and Syndicates' fees	6	7	9
Depreciation of property, plant and equipment	5	5	7
Consumption of materials	-	-	1
Maintenance	2	1	1
Transport and per diem	1	1	1
Rental and insurance	1	1	1
Surveillance and security	-	1	-
Taxes, rates and contributions	2	2	1
Communications	1	1	2
Other	1	3	-
Total administrative expenses	99	93	105

Exploration expenses	10.3 Exploration expenses
	12.31.2021	12.31.2020	12.31.2019
Geological and geophysical expenses	-	-	4
Decrease in unproductive wells	-	-	5
Total exploration expenses	-	-	9

Other operating income and expenses

10.4      Other operating income and expenses

	12.31.2021	12.31.2020	12.31.2019
Other operating income
Insurrance recovery	3	3	4
Services to third parties	2	4	8
Profit from property, plant and equipment sale	1	1	-
Result from the sale of intangible assets	2	-	-
Dividends received	-	1	1
Reversal of contingencies	13	2	1
Recovery of tax charges	2	-	-
Contractual penalty	-	7	-
Commercial interests	27	30	52
Argentine Natural Gas Production Promotion Plan	51	-	-
Other	4	3	11
Total other operating income	105	51	77

Other operating expenses
Provision for contingencies	(16)	(7)	(5)
Provision for environmental remediation	(15)	-	-
Decrease in property, plant and equipment	-	(1)	-
Impairment on tax credits	-	-	(4)
Tax on bank transactions	(13)	(11)	(16)
Donations and contributions	(2)	(3)	(2)
Institutional promotion	(3)	(2)	(2)
Royalties of Argentine Natural Gas Production Promotion Plan	(5)	-	-
Other	(4)	(12)	(14)
Total other operating expenses	(58)	(36)	(43)

Financial results

10.5  Financial results

	12.31.2021	12.31.2020	12.31.2019
Finance income
Financial interest (1)	-	1	11
Other interest	10	8	12
Total finance income	10	9	23

Finance cost
Financial interest (2)	(137)	(164)	(165)
Commercial interest	-	-	(2)
Fiscal interest	(38)	(3)	(6)
Other interest	(3)	(3)	(10)
Bank and other financial expenses	(7)	(7)	(4)
Total finance cost	(185)	(177)	(187)

Other financial results
Foreign currency exchange difference, net	3	14	(6)
Changes in the fair value of financial instruments	(15)	30	88
(Losses) Gains from present value measurement (1)	(1)	2	55
Results for the repurchase of corporate bonds	-	38	25
Other financial results	(1)	-	13
Total other financial results	(14)	84	175

Total financial results, net	(189)	(84)	11

(1)	As of December 31, 2019, includes US$ 2 million and US$ 69.1 million related to the agreement for the regularization and settlement of receivables executed with the WEM on August 5, 2019, recorded under financial interest income and gains from present value measurement, respectively.
(2)	Net of US$ 10 million and US$ 17 million capitalized in property, plant and equipment for the years ended December 31, 2020 and 2019, respectively.

Income tax benefit expense

The breakdown of income tax charge is:

	12.31.2021	12.31.2020	12.31.2019
Current tax	67	13	22
Deferred tax	10	22	(186)
Optional tax revaluation payment	-	-	34
Total income tax - loss (income)	77	35	(130)

Below is a reconciliation between income tax expense and the amount resulting from application of the tax rate on the income before taxes:

	12.31.2021	12.31.2020	12.31.2019
Profit before income tax	390	159	473
Current tax rate	35%	30%	30%
Result at the tax rate	138	48	142
Share of profit from associates and joint ventures	(40)	(26)	(25)
Non-taxable results	(1)	(5)	(38)
Effects of exchange differences and other results associated with the valuation of the currency, net	79	88	93
Effects of valuation of property, plant and equipment, intangible assets and financial assets	(269)	(156)	(202)
Optional tax revaluation payment	-	-	34
Special tax, revaluation of property, plant and equipment (1)	-	-	(169)
Effect of tax rate change in deferred tax	(6)	19	37
Adjustment effect for tax inflation	169	74	82
Unrecognized deferred assets	4	-	-
Difference in the estimate of previous fiscal year income tax and the income tax statement	1	(7)	(86)
Non-deductible cost	3	-	-
Other	(1)	-	2
Total income tax - loss (income)	77	35	(130)

(1)	Relates to Pampa and CPB’s option to adhere, on March 27, 2019, to the optional tax revaluation regime under Title X of Law No. 27,430 on their existing assets as of December 31, 2017.